UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2019

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust
The fund's portfolio
1/31/19 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.43% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (146.1%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.7%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A3	$1,700,000	$1,787,499
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	2,000,000	2,341,760
Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	2,075,000	2,354,399
5.00%, 9/15/33	AA	275,000	313,704
Selma, Indl. Dev. Board Rev. Bonds, (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.80%, 5/1/34	Baa2	750,000	780,510

			7,577,872
Arizona (3.9%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	512,060
AZ State Lottery Rev. Bonds, 5.00%, 7/1/29	AA+	3,000,000	3,581,940
Casa Grande, Indl. Dev. Auth. Rev. Bonds, (Casa Grande Regl. Med. Ctr.), Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	3,025,000	9,042
Glendale, Indl. Dev. Auth. Rev. Bonds, (Midwestern U.), 5.125%, 5/15/40	A	2,125,000	2,200,799
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	375,953
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	500,000	511,785
Maricopa Cnty., Poll. Control Rev. Bonds, (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	2,400,000	2,410,200
Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/40 (Prerefunded 7/1/20)	A1	1,000,000	1,046,430
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	565,000	573,379
Pinal Cnty., Indl. Dev. Auth. Env. Fac. 144A Rev. Bonds, (Green Bond), 7.25%, 10/1/33	BB-/P	865,000	861,021
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	Baa1	1,350,000	1,640,412
U. Med. Ctr. Corp. Hosp. Rev. Bonds, U.S. Govt. Coll., 6.50%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,000,000	1,019,510
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A3	500,000	556,710
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.00%, 8/1/32	A	2,065,000	2,314,865

			17,614,106
California (11.7%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/32	A-/F	550,000	585,189
Burbank, Unified School Dist. G.O. Bonds, (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	AA-	1,000,000	910,840
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB+	400,000	433,036
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.)
5.10%, 6/1/40	A	3,500,000	3,660,825
4.75%, 11/1/46	A	750,000	804,120
CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	1,000,000	1,054,040
CA State Pub. Wks. Board Rev. Bonds, Ser. I-1, 6.125%, 11/1/29 (Prerefunded 11/1/19)	Aaa	1,000,000	1,034,260
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	468,725
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47	BB/P	2,500,000	2,368,750
Los Angeles, Dept. of Arpt. Rev. Bonds, (Los Angeles Intl. Arpt.), 5.00%, 5/15/30	Aa2	1,000,000	1,107,710
Los Angeles, CA Dept. Wtr. & Pwr. Rev. Bonds, Ser. C., 5.00%, 7/1/42(T)	AA	12,540,000	14,305,469
Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds, (Laxfuel Corp.), 4.50%, 1/1/27	A	600,000	628,284
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	3,000,000	4,133,730
Ser. B, 6.50%, 11/1/39	BBB+	3,000,000	4,133,730
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.00%, 9/1/30	BBB+	1,250,000	1,384,850
Sacramento, Regl. Trans. Dist. Rev. Bonds, (Farebox), 5.00%, 3/1/42	A3	1,320,000	1,377,301
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A2	3,750,000	3,903,788
Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	220,000	220,605
U. of CA Rev. Bonds, Ser. AF, U.S. Govt. Coll, 5.00% 5/15/36 (Prerefunded 5/15/23)(T)	AAA	1,920,800	2,146,637
U. of CA Rev. Bonds, Ser. AF, 5.00% 5/15/36(T)	AA	7,040,000	7,854,561

			52,516,450
Colorado (2.6%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	BBB	600,000	651,480
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A-	1,000,000	1,089,160
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,081,450
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	BBB	1,650,000	1,727,501
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	572,446
Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	950,000	1,069,415
E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), (Sr. Libor Index), Ser. B, 2.724%, 9/1/39	A2	1,400,000	1,411,354
E-470 CO Pub. Hwy. Auth. Mandatory Put Bonds (9/1/19), (Sr. Libor Index), Ser. A, 2.581%, 9/1/39	A2	500,000	500,160
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	200,000	216,046
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A3	2,250,000	3,128,040

			11,447,052
Connecticut (0.2%)
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,000,000	1,046,280

			1,046,280
Delaware (1.1%)
DE State Econ. Dev. Auth. Rev. Bonds, (Delmarva Pwr.), 5.40%, 2/1/31	Baa1	1,100,000	1,146,959
DE State Hlth. Fac. Auth. Rev. Bonds, (Bayhealth Med. Ctr.), Ser. A, 4.00%, 7/1/40	AA-	1,000,000	1,023,660
DE State Hlth. Fac. Auth. VRDN, (Christiana Care), Ser. A, 1.60%, 10/1/38	VMIG 1	3,000,000	3,000,000

			5,170,619
District of Columbia (1.4%)
DC Rev. Bonds, (Howard U.), Ser. A, 6.50%, 10/1/41	BBB-	1,575,000	1,643,261
DC U. Rev. Bonds, (Gallaudet U.), 5.50%, 4/1/34	A+	1,000,000	1,068,280
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
Ser. A, 5.00%, 10/1/39	A2	2,000,000	2,035,280
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	1,598,215

			6,345,036
Florida (5.8%)
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds, (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	3,000,000	3,025,320
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,442,083
Jacksonville, Port Auth. Rev. Bonds, 5.00%, 11/1/38	A2	600,000	643,686
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,350,000	1,460,214
Lakeland, Retirement Cmnty. 144A Rev. Bonds, (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	340,000	340,602
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	BBB+	1,400,000	1,417,934
Miami-Dade Cnty., Rev. Bonds, (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	3,000,000	3,244,530
Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5.375%, 10/1/41 (Prerefunded 10/1/20)	A2	3,000,000	3,181,980
Ser. A, 5.00%, 10/1/32	A2	3,790,000	4,192,005
5.00%, 10/1/28	A2	500,000	561,625
Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A1	1,000,000	1,037,890
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,441,179
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	1,000,000	1,064,520
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 5.00%, 7/1/38	A1	1,000,000	1,131,320
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	395,935
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.40%, 5/1/37	B+/P	300,000	300,273

			25,881,096
Georgia (5.7%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station)
5.00%, 12/1/22	A3	1,625,000	1,790,994
5.00%, 12/1/21	A3	875,000	944,475
Atlanta, Tax Allocation Bonds, (Beltline), Ser. B, 5.00%, 1/1/30	A2	1,715,000	1,987,548
Atlanta, Arpt. Rev. Bonds, (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5.00%, 1/1/35	Aa3	1,250,000	1,283,800
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6.25%, 11/1/39 (Prerefunded 11/1/19)	Aa2	4,500,000	4,653,180
Fulton Cnty., Dev. Auth. Rev. Bonds, (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	1,350,000	1,463,306
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,050,000	1,078,739
5.00%, 3/1/37	BBB-/F	1,100,000	1,142,900
Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst.), Ser. B
5.25%, 2/15/45	AA-	1,535,000	1,578,456
U.S. Govt. Coll., 5.25%, 2/15/45 (Prerefunded 2/15/20)	AAA/P	4,965,000	5,140,116
Muni. Election Auth. of GA Rev. Bonds, (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	3,500,000	3,659,145
Richmond Cnty., Hosp. Auth. Rev. Bonds, (U. Hlth. Svcs., Inc.), 5.00%, 1/1/30	A1	770,000	886,501

			25,609,160
Idaho (0.1%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	500,000	558,405

			558,405
Illinois (17.0%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,920,000	2,147,693
Ser. G-07, 5.50%, 1/1/35	BBB+	3,175,000	3,375,216
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B+	2,250,000	2,304,203
Ser. H, 5.00%, 12/1/36	B+	500,000	514,340
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	3,500,000	3,215,835
Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	521,840
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5.375%, 1/1/39	A2	1,250,000	1,356,763
Ser. C, 5.25%, 1/1/28	A2	1,320,000	1,447,618
Ser. C, 5.25%, 1/1/27	A2	2,125,000	2,334,610
Ser. A, 5.00%, 1/1/38	A	100,000	111,225
Ser. A, 5.00%, 1/1/37	A	300,000	335,262
Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5.25%, 12/1/49	AA	3,000,000	3,279,300
Chicago, Waste Wtr. Transmission Rev. Bonds
Ser. C, 5.00%, 1/1/39	A	900,000	970,965
(2nd Lien), 5.00%, 1/1/39	A	1,835,000	1,963,211
Ser. A, NATL, zero %, 1/1/24	A+	1,600,000	1,395,200
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	645,000	683,732
5.00%, 11/1/39	A	1,080,000	1,176,444
Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/21	AA	2,000,000	2,100,600
IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,500,000	2,569,250
(IL Rush U. Med. Ctr.), Ser. D, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,490,000	1,507,925
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,425,000	1,442,143
IL State G.O. Bonds
5.00%, 1/1/41	Baa3	500,000	512,000
5.00%, 11/1/34	Baa3	1,000,000	1,041,600
5.00%, 11/1/41	Baa3	1,000,000	1,026,390
5.00%, 2/1/39	Baa3	300,000	305,163
Ser. A, 5.00%, 12/1/28	Baa3	2,500,000	2,701,600
Ser. A, 5.00%, 12/1/31	Baa3	5,750,000	6,107,765
Ser. A, 5.00%, 5/1/38	Baa3	1,500,000	1,556,100
IL State Fin. Auth. Rev. Bonds
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	700,000	727,867
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	375,000	392,745
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	BBB/F	1,025,000	1,080,207
(Windy City Portfolio), Ser. A-1, 4.375%, 12/1/42	A-	1,000,000	978,920
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	511,060
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A
5.00%, 2/15/47	Baa3	2,000,000	2,126,960
5.00%, 2/15/37	Baa3	1,000,000	1,083,690
Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds, (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	1,029,291
Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds, (No. 073 Hawthorn)
NATL, FGIC, zero %, 12/1/20 (Prerefunded 2/6/19)	AA+	1,495,000	1,441,942
NATL, FGIC, zero %, 12/1/21 (Prerefunded 2/6/19)	AA+	1,805,000	1,703,469
U.S. Govt. Coll., NATL, zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	149,823
U.S. Govt. Coll., NATL, zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	137,611
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.700%, 6/15/31), 12/15/37 (STP)	BBB	1,000,000	560,080
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/30	Baa2	12,000,000	7,320,120
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/30	AA+	1,310,000	1,506,251
Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	1,500,000	1,693,815
Sales Tax Securitization Corp. Rev. Bonds, Ser. C, 5.50%, 1/1/36	AA-	3,500,000	4,040,505
Southern IL U. Rev. Bonds, (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	A	1,870,000	1,562,366

			76,050,715
Indiana (1.2%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/38	AA+	1,750,000	1,937,373
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A2	180,000	193,756
IN State Fin. Auth. Rev. Bonds
(BHI Sr. Living), 5.75%, 11/15/41	BBB/F	1,000,000	1,054,990
(Duke Energy Ind.), Ser. C, 4.95%, 10/1/40	Aa3	1,000,000	1,017,190
U. Southern IN Rev. Bonds, (Student Fee), Ser. J, AGC, 5.75%, 10/1/28 (Prerefunded 10/1/19)	AA	1,000,000	1,026,710

			5,230,019
Kentucky (2.8%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,000,000	1,089,330
KY State Property & Bldg. Comm. Rev. Bonds, (No. 119), 5.00%, 5/1/36	A1	1,000,000	1,123,400
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25) Ser. C-1, 4.00%, 12/1/49	A3	2,500,000	2,637,450
Mandatory Put Bonds (1/1/25) Ser. B, 4.00%, 1/1/49	A1	3,000,000	3,201,420
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A-	2,750,000	3,119,710
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/32	A+	1,030,000	1,136,440
5.00%, 7/1/31	A+	385,000	425,798

			12,733,548
Louisiana (0.8%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A
5.00%, 7/1/37	A/F	1,400,000	1,582,644
5.00%, 7/1/32	A/F	1,600,000	1,854,896

			3,437,540
Maryland (0.3%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	450,000	486,797
MD Econ. Dev. Corp. Poll. Control Rev. Bonds, (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	650,000	652,269

			1,139,066
Massachusetts (6.2%)
MA State Dept. Trans. Rev. Bonds, (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	2,500,000	2,564,625
MA State Dev. Fin. Agcy. Rev. Bonds
(Brandeis U.), Ser. S-1, 5.00%, 10/1/32(FWC)	A1	2,105,000	2,466,113
(Carleton-Willard Village), 5.625%, 12/1/30	A-	750,000	769,305
(Emerson College), Ser. A, 5.00%, 1/1/40 (Prerefunded 1/1/20)	BBB+	270,000	278,192
(Emerson College), Ser. A, U.S. Govt. Coll., 5.00%, 1/1/40 (Prerefunded 1/1/20)	BBB+	2,730,000	2,812,828
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,062,810
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	254,614	64,471
(Loomis Cmntys.), Ser. A, 5.75%, 1/1/28	BBB	1,100,000	1,205,633
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BBB-	500,000	535,945
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	575,000	599,978
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	395,000	400,056
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	780,000	793,205
MA State Edl. Fin. Auth. Rev. Bonds, (Ed. Loan - Issue 1)
5.00%, 1/1/27	AA	800,000	892,904
4.375%, 1/1/32	AA	345,000	356,692
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Northeastern U.), Ser. A, 5.00%, 10/1/35	A1	3,250,000	3,387,898
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, 5.35%, 12/1/42	Aa2	485,000	488,182
MA State Port Auth. Special Fac. Rev. Bonds, (Conrac), Ser. A, 5.125%, 7/1/41	A	2,855,000	3,020,790
MA State Trans. Fund Rev. Bonds, Ser. A, 5.00%, 6/1/41	Aa1	5,500,000	6,287,490

			27,987,117
Michigan (8.1%)
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	222,425	215,866
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	1,000,000	1,200,080
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B
AGM, 6.25%, 7/1/36	AA	5,000	5,085
AGM, U.S. Govt. Coll., 6.25%, 7/1/36 (Prerefunded 7/1/19)	AA	1,420,000	1,446,327
Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	500,000	526,735
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A	910,000	1,015,687
Karegnondi, Wtr. Auth. Rev. Bonds, (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	2,445,000	2,733,339
Kentwood, Economic Dev. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	1,839,618
MI State Fin. Auth. Rev. Bonds
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A+	850,000	934,269
(Detroit), Ser. C-3, 5.00%, 4/1/27	Aa2	750,000	870,848
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	A	1,900,000	2,103,927
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A	1,100,000	1,216,281
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	1,000,000	1,107,330
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	AA-	100,000	109,704
(MidMichigan Hlth.), 5.00%, 6/1/39	A1	1,000,000	1,094,100
Ser. H-1, 5.00%, 10/1/39	AA-	1,575,000	1,759,464
MI State Hosp. Fin. Auth. Rev. Bonds
MI State Hosp. Fin. Auth. Rev Bonds (Trinity Hlth. Credit Group) , Ser. A, 5.00% 12/1/47(T)	AA-	8,500,000	9,122,396
(Henry Ford Hlth.), 5.75%, 11/15/39 (Prerefunded 11/15/19)	AAA/P	2,000,000	2,062,320
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,057,718
MI State Strategic Fund Ltd. Rev. Bonds, (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	1,861,580
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Evangelical Homes of MI)
5.50%, 6/1/47	BB+/F	675,000	691,396
5.25%, 6/1/32	BB+/F	320,000	327,613
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6.00%, 6/1/34	B-	575,000	570,964
Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,158,220

			36,030,867
Minnesota (0.8%)
Minneapolis, Hlth. Care Syst. Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/38	A+	1,000,000	1,018,620
Rochester, Hlth. Care Fac. Rev. Bonds, (Mayo Clinic), 4.00%, 11/15/48	Aa2	2,500,000	2,568,250
St. Cloud, Hlth. Care Rev. Bonds, (CentraCare Hlth. Syst.), Ser. A, 5.125%, 5/1/30	A1	160,000	166,318

			3,753,188
Mississippi (0.3%)
MS Bus. Fin. Corp. Rev. Bonds, (Syst. Energy Resources, Inc.), 5.875%, 4/1/22	BBB+	1,445,000	1,447,789

			1,447,789
Missouri (0.7%)
MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The)), Ser. C, 1.38%, 9/1/30	VMIG 1	3,000,000	3,000,000

			3,000,000
Nebraska (1.5%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	5,250,000	5,744,445
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Immanuel Oblig. Group), 5.625%, 1/1/40	AA/F	925,000	950,105

			6,694,550
Nevada (1.2%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,565,000	1,753,332
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/34	AA	3,600,000	3,762,432

			5,515,764
New Hampshire (1.0%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,000,000	1,083,400
(Elliot Hosp.), 5.00%, 10/1/38	Baa1	500,000	538,485
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,735,825

			4,357,710
New Jersey (7.0%)
Bayonne, G.O. Bonds, (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,430,702
NJ State Econ. Dev. Auth. Rev. Bonds
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	400,000	442,064
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	500,000	537,725
5.00%, 6/15/26	Baa1	500,000	535,395
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	802,755
Ser. B, 5.00%, 11/1/26	Baa1	4,500,000	5,104,125
Ser. WW, 5.25%, 6/15/32	Baa1	1,500,000	1,636,020
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	2,000,000	2,137,500
NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds, (NJ American Wtr. Co.)
Ser. A, 5.70%, 10/1/39	A1	3,900,000	3,981,627
Ser. B, 5.60%, 11/1/34	A1	500,000	518,625
NJ State Higher Ed. Assistance Auth. Rev. Bonds, (Student Loan), Ser. 1A, 5.00%, 12/1/22	Aaa	2,500,000	2,733,250
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,503,855
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. A, 5.00%, 12/15/34	Baa1	2,000,000	2,170,080
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	1,900,000	2,116,125
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	1,000,000	1,128,410
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/34	A-	1,750,000	1,942,518
Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	2,300,000	2,496,328

			31,217,104
New Mexico (0.3%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BBB-	1,460,000	1,488,631

			1,488,631
New York (9.6%)
Metro. Trans. Auth. Rev. Bonds, (Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	1,000,000	1,057,990
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.88%, 11/1/26	AA	3,880,000	3,846,787
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. B-1, 4.00%, 8/1/38	AAA	2,500,000	2,620,800
NY Counties, Tobacco Trust III Rev. Bonds, (Tobacco Settlement Pass Through), 6.00%, 6/1/43	A3	100,000	100,137
NY State Dorm. Auth. Rev. Bonds, Ser. A, Group C , 5.00% 3/15/42(T)	AAA	10,845,000	12,241,194
NY State Dorm. Auth. Rev. Bonds, Ser. A, 5.00% 3/15/44(T)	AAA	10,400,000	11,436,870
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,000,000	2,073,960
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,057,130
Port Auth. of NY & NJ Rev. Bonds, Ser. 207th, 5.00%, 9/15/31	Aa3	3,150,000	3,690,131
Triborough Bridge & Tunnel Auth. Mandatory Put Bonds (10/1/20), Ser. D, 2.101%, 11/15/38	Aa3	5,000,000	4,997,750

			43,122,749
North Carolina (0.4%)
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes), Ser. C, 5.00%, 10/1/36	A-/F	550,000	608,526
NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (Salemtowne), 5.25%, 10/1/37	BB/P	1,000,000	1,047,360

			1,655,886
Ohio (10.1%)
American Muni. Pwr., Inc. Rev. Bonds, (Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/30	A2	1,250,000	1,438,150
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	1,160,000	1,149,896
Ser. A-3, 6.25%, 6/1/37	B-	2,225,000	2,189,044
Ser. A-2, 6.00%, 6/1/42	B3	1,500,000	1,441,155
Ser. A-2, 5.75%, 6/1/34	B-	8,825,000	8,263,377
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB/F	1,125,000	1,201,151
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A, 4.00%, 11/1/44	Aa2	2,050,000	2,086,265
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	495,000	496,643
Northeast Ohio Regional Sewer District Rev. Bonds, 5.00%, 11/15/44(T)	Aa1	10,000,000	11,144,248
OH State G.O. Bonds, (Infrastructure Impt.), Ser. A, 4.00%, 2/1/33	Aa1	2,000,000	2,086,760
OH State Air Quality Dev. Auth. FRB, (Columbus Southern Pwr. Co.), Ser. B, 5.80%, 12/1/38	A2	2,000,000	2,051,480
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College)
5.00%, 7/1/44	A	3,265,000	3,391,551
U.S. Govt. Coll., 5.00%, 7/1/44 (Prerefunded 7/1/20)	AAA/P	1,735,000	1,813,075
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	700,000	759,304
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,250,000	1,330,938
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,250,359
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/33	A3	605,000	673,069
5.00%, 2/15/32	A3	745,000	834,296
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	625,000	668,663
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	120,000	125,144
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group)
5.00%, 7/1/33	A	500,000	540,745
5.00%, 7/1/32	A	250,000	271,533

			45,206,846
Oregon (3.4%)
Gilliam Cnty., Solid Waste Disp. 144A Mandatory Put Bonds (5/1/19), (Waste Mgt., Inc.), Ser. A, 2.25%, 8/1/25	A-	4,900,000	4,899,951
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	1,550,000	1,554,092
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BBB/F	650,000	695,975
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aa3	1,250,000	1,270,638
Portland, Swr. Sys. Rev. Bonds, Ser. B, 5.00%, 6/15/19	Aa2	5,000,000	5,062,050
Salem, Hosp. Fac. Auth. Rev. Bonds, (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,696,935

			15,179,641
Pennsylvania (6.9%)
Cap. Region Wtr. Rev. Bonds
5.00%, 7/15/32	A+	1,000,000	1,164,350
5.00%, 7/15/31	A+	1,250,000	1,462,163
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds, (Immaculata U.), 5.00%, 11/1/46	BB/F	2,000,000	1,935,720
Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment), 5.00%, 6/1/35	A1	1,500,000	1,683,975
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	200,000	217,622
5.00%, 1/1/31	BBB+/F	1,000,000	1,092,590
Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5.00%, 1/1/40 (Prerefunded 1/1/20)	A+	1,200,000	1,236,408
Franklin Cnty., Indl. Dev. Auth. Rev. Bonds, (Chambersburg Hosp.), 5.375%, 7/1/42	A2	1,000,000	1,042,780
PA State COP, Ser. A
5.00%, 7/1/35	A2	1,050,000	1,184,379
5.00%, 7/1/31	A2	425,000	487,926
PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds, (Amtrak), Ser. A, 5.00%, 11/1/32	A1	1,000,000	1,074,280
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	500,000	516,375
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	3,000,000	3,119,340
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	240,000	246,485
PA State Pub. School Bldg. Auth. Rev. Bonds, (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5.00%, 6/15/32	AA	2,030,000	2,200,906
PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A3	1,350,000	1,466,627
Ser. A, 5.00%, 12/1/38	A1	1,000,000	1,096,590
Ser. 2nd, 5.00%, 12/1/37	A3	1,000,000	1,105,000
zero %, 12/1/44	A2	4,385,000	4,168,337
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/38	A2	1,250,000	1,408,013
Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/32	A	1,000,000	1,130,390
Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	1,225,000	1,271,758
Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	450,000	522,986

			30,835,000
Rhode Island (0.6%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,760,175

			2,760,175
South Carolina (3.3%)
SC State Pub. Svcs. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43 (Prerefunded 12/1/23)	A+	3,000,000	3,543,690
Ser. A, 5.00%, 12/1/36	A+	2,000,000	2,178,780
Ser. A, 5.00%, 12/1/55	A+	2,000,000	2,093,600
Ser. A, 5.50%, 12/1/54	A+	4,000,000	4,292,880
Ser. B, 5.00%, 12/1/56	A+	210,000	221,810
Ser. C, 5.00%, 12/1/46	A+	1,120,000	1,180,603
Ser. E, 5.50%, 12/1/53	A+	1,025,000	1,094,116

			14,605,479
Tennessee (1.9%)
Greeneville, Hlth. & Edl. Facs. Board Hosp. Rev. Bonds, (Ballad Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/40	A-	5,000,000	4,978,450
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds, (Mountain States Hlth. Alliance), 6.00%, 7/1/38 (Prerefunded 7/1/20)	A-	3,450,000	3,653,033

			8,631,483
Texas (16.4%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A
5.00%, 12/1/36	BBB-	500,000	534,310
PSFG, 5.00%, 12/1/35	AAA	500,000	575,950
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A3	580,000	659,321
5.00%, 10/1/34	A3	530,000	605,069
Bexar Cnty., G.O. Bonds, 4.00%, 6/15/33	Aaa	1,250,000	1,332,863
Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33	A-	425,000	458,231
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	1,150,000	1,158,878
(IDEA Pub. Schools), 5.00%, 8/15/28	BBB+	300,000	341,472
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	3,050,000	3,171,604
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	3,000,000	3,349,530
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	1,032,920
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa2	800,000	834,344
Houston Independent School District (Harris County Texas) LTD. Tax Bonds	AAA
5.00%, 2/15/34(T)	AAA	5,000,000	5,758,811
5.00%, 2/15/35(T)	AAA	5,000,000	5,758,811
5.00%, 2/15/42(T)	AAA	5,000,000	5,758,811
Houston, Util. Syst. Rev. Bonds, Ser. A, 5.00%, 11/15/33	AA	1,500,000	1,581,525
Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5.00%, 11/1/35	A1	1,000,000	1,115,390
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/33	A	700,000	792,883
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,500,000	1,608,630
Montgomery Cnty., Toll Road Auth. Rev. Bonds
5.00%, 9/15/43	BBB-	1,295,000	1,378,061
5.00%, 9/15/34	BBB-	205,000	220,500
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa2	600,000	629,634
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	523,555
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.125%, 7/1/53	AA	1,000,000	993,600
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	993,600
North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6.50%, 1/1/43	A1	4,000,000	4,883,480
Ser. D, AGC, zero %, 1/1/28	AA	7,800,000	6,077,889
Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds, (Sears Methodist Retirement Syst. Oblig. Group)
Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	282,000	395
Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	814,000	570
Tarrant Cnty., Cultural Ed. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs.), Ser. B, 5.00%, 11/15/40	A/F	2,000,000	2,135,240
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,619,430
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security), 5.00%, 9/1/42	A+	1,400,000	1,451,492
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/55	Baa3	2,000,000	2,117,140
TX State Trans. Comm. Tpk. Syst. Rev. Bonds, (1st Tier), Ser. A, 5.00%, 8/15/41	A3	2,500,000	2,648,225
TX State Transportation Commission G.O. Bonds, Ser. A, 5.00% 10/1/44(T)	Aaa	9,855,000	10,967,421
Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/40	BBB	300,000	322,269

			73,391,855
Utah (0.2%)
Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	700,000	711,494

			711,494
Virginia (3.0%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB+/F	425,000	459,179
King George Cnty., Indl. Dev. Auth. Mandatory Put Bonds (5/1/19), (Waste Mgt., Inc.-King George Landfill, Inc.), Ser. A, 2.25%, 6/1/23	A-	5,000,000	4,999,950
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3), 5.00%, 12/31/49	Baa3	4,250,000	4,560,123
VA Cmnwlth. Trans. Board Rev. Bonds, 4.00%, 5/15/33	Aa1	3,000,000	3,231,270

			13,250,522
Washington (4.7%)
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/38	A2	2,365,000	2,632,694
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	875,000	960,164
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	1,300,000	1,395,095
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	2,125,000	2,232,971
WA State G.G. Bonds, Ser. C, 5.00%, 2/1/33(T)	AA+	6,600,000	7,805,570
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.774%, 1/1/42	A+	1,500,000	1,517,250
WA State Hlth. Care Fac. Auth. Rev. Bonds
(Kadlec Med. Ctr.), 5.50%, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,280,448
(Overlake Hosp. Med. Ctr.), Ser. A, 5.00%, 7/1/35	A2	2,350,000	2,646,453
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Bayview Manor Homes), Ser. A, 5.00%, 7/1/36	BB+/P	375,000	384,548

			20,855,193
Wisconsin (1.7%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	350,000	377,682
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.), 5.00%, 5/1/42	BBB+	1,100,000	1,166,209
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,500,000	1,502,295
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	811,598
(Three Pillars Sr. Living), 5.00%, 8/15/33	A/F	430,000	461,648
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/35	AA	3,000,000	3,135,510
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	250,000	261,945

			7,716,887
Wyoming (0.5%)
Campbell Cnty., Solid Waste Fac. Rev. Bonds, (Basin Elec. Pwr. Co-op), Ser. A, 5.75%, 7/15/39	A	2,000,000	2,033,740

			2,033,740
TOTAL INVESTMENTS

Total investments (cost $634,436,073)			$653,806,634

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2018 through January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $447,548,464.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $106,301,928 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.43%, 2.51% and 2.74%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	21.50%
	Transportation	21.2
	Healthcare	21.0
	Tax bonds	14.3
	Prerefunded	13.0
	State debt	11.9
	Education	11.7
	Local debt	11.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. [cont.]
	At the close of the reporting period, the fund’s investments with a value of $104,300,801 were held by the TOB trust and served as collateral for $68,866,821 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $558,765 for these investments based on an average interest rate of 1.50%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$653,796,627	$10,007

Totals by level	$—	$653,796,627	$10,007
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2019